Leases - Supplemental cash flows information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	¥ 1,159,891	¥ 610,490	¥ 346,757
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 3,010,986	¥ 2,071,200	¥ 1,120,392